Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 528,497	$ 387,427
Restricted cash	409,424	87,539
Trade receivables	95,118	50,692
Other receivables	62,286	99,651
Other financial assets	524	975
Assets of disposal groups classified as held for sale	0	81,661
Total current assets	1,095,849	707,945
Non-current assets
Restricted cash	130,358	60,802
Other long-term receivables	64,349	61,045
Deferred costs in respect of projects	235,615	357,358
Deferred borrowing costs	1,749	276
Loans to investee entities	85,131	18,112
Investments in equity accounted investees	59,310	0
Fixed assets, net	6,281,418	3,699,192
Intangible assets, net	303,971	291,442
Deferred taxes assets	4,692	10,744
Right-of-use asset, net	225,495	210,941
Financial assets at fair value through profit or loss	83,582	69,216
Other financial assets	58,383	59,812
Total non-current assets	7,534,053	4,838,940
Total assets	8,629,902	5,546,885
Current liabilities
Credit and current maturities of loans from banks and other financial institutions	884,120	212,246
Trade payables	137,230	161,991
Other payables	405,741	107,825
Current maturities of debentures	173,571	44,962
Current maturities of lease liability	12,396	10,240
Other financial liabilities	16,147	8,141
Liabilities of disposal groups classified as held for sale	0	46,635
Total current liabilities	1,629,205	592,040
Non-current liabilities
Debentures	477,315	433,994
Convertible debentures	273,801	133,056
Loans from banks and other financial institutions	2,981,786	1,996,137
Loans from non-controlling interests	86,946	75,598
Financial liabilities through profit or loss	26,946	25,844
Other financial liabilities	378,303	107,865
Deferred taxes liabilities	77,688	41,792
Deferred income related to tax equity	370,734	403,384
Employee benefits	1,645	1,215
Lease liability	231,135	211,941
Asset retirement obligation	99,460	83,085
Total non-current liabilities	5,005,759	3,513,911
Total liabilities	6,634,964	4,105,951
Equity
Ordinary share capital	3,711	3,308
Share premium	1,319,716	1,028,532
Capital reserves	99,311	25,273
Proceeds on account of convertible options	25,380	15,494
Accumulated profit	240,023	107,919
Equity attributable to shareholders of the Company	1,688,141	1,180,526
Non-controlling interests	306,797	260,408
Total equity	1,994,938	1,440,934
Total liabilities and equity	$ 8,629,902	$ 5,546,885